Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Cumulative redeemable preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Cumulative redeemable preferred shares issued (in shares)	12,000,000	12,000,000
Cumulative redeemable preferred shares outstanding (in shares)	12,000,000	12,000,000
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized (in shares)	150,000,000	150,000,000
Preferred shares, issued (in shares)	14,118,833	20,118,833
Preferred shares, outstanding (in shares)	14,118,833	20,118,833
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	400,000,000	400,000,000
Common shares, issued (in shares)	204,328,277	281,565,472
Common shares, outstanding (in shares)	204,328,277	281,565,472
Treasury stock, shares (in shares)	0	727,351